HARBOR FUND
PROSPECTUS
and
STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

IMPORTANT INFORMATION ABOUT HARBOR GLOBAL EQUITY FUND

August 1, 2003


On June 20, 2003, the Harbor Funds Board of Trustees voted to approve the liquidation of the Harbor Global Equity Fund and to distribute the liquidation proceeds to the shareholders of the fund. The liquidation of the fund occurred on July 31, 2003. Therefore, all reference to the Harbor Global Equity Fund is hereby deleted from the Prospectus and Statement of Additional Information.